Changes In Accounting Policies	12 Months Ended
Dec. 31, 2025
Disclosure of Changes In Accounting Policies [Abstract]
Changes In Accounting Policies
4.	CHANGES IN ACCOUNTING POLICIES
Future Accounting Policies
The following accounting standards under IFRS Accounting Standards have been issued or amended that are not mandatory for the current period and have not been applied to the consolidated financial statements.
IFRS 18 -
Presentation and Disclosures in Financial Statements
The new standard replaces IAS 1 -
Presentation of Financial Statements
while carrying forward many of the requirements in IAS 1. IFRS 18 sets out the requirements for the presentation and disclosure of information in general purpose financial statements to help ensure they provide relevant information that faithfully represents an entity’s assets, liabilities, equity, income and expenses. It introduces requirements to classify income and expenses into categories and defined subtotals in the statement of earnings, provide disclosures on management-defined performance measures (“MPMs”), along with enhanced guidance on aggregation and disaggregation of information. BGSI is required to apply IFRS 18 for annual reporting periods on or after January 1, 2027 with early adoption permitted. BGSI is currently assessing the impact of this standard on its financial statements.
Amendments to IFRS 9 and IFRS 7 -
Classification and Measurement of Financial Instruments
The amendments deal with the recognition and derecognition of financial liabilities at settlement date and when settled through an electronic cash transfer system, further guidance regarding the classification of financial assets, and additional disclosure requirements for financial instruments with contingent features and equity instruments classified at FVTOCI. These amendments are effective for the annual reporting periods beginning on or after January 1, 2026 with early adoption permitted. The Company will adopt these amendments on January 1, 2026, using the modified retrospective approach without restating prior periods. This change will primarily result in a presentation gross-up
of both Cash and Accounts payable and accrued liabilities for payments initiated but not yet settled at the reporting date. This transition is expected to have no impact on the Company’s net assets, total shareholders’ equity, or opening retained earnings.